Commitments	12 Months Ended
Apr. 30, 2021
Commitments
Commitments

15. Commitments

The Company is leasing its office in Vancouver, Canada with a term of 12 months or less from the date of the lease agreement. As at April 30, 2021, future rental payment due within one year is approximately $30,000.